Tax liabilities	12 Months Ended
Jun. 30, 2026
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in LuxExperience Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2024	2025	2026
Beginning of fiscal year	22,987	10,643	2,764
Additions	1,725	1,536	11,952
Additions through business combination	—	1,601	—
Utilizations	(13,477)	(11,017)	(2,199)
Release	(592)	—	(60)
End of fiscal year	10,643	2,764	12,457

The increase in tax liabilities is due to the current income taxes which are calculated based on the respective local taxable income and local tax rules for the period.